Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	3,235,957	1,761,196	3,074,700
Weighted-average exercise price	$ 99.98	$ 104.67	$ 99.81